RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		9 Months Ended
	Feb. 15, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Promissory note issued		$ 500,000
Finite lived intangible asset useful life	15 years
Amortization of intangible assets		29,400
Related party debt		$ 500,000		$ 0
Debt instrument principal amount			$ 630,000
Exchange Health LLC [Member]
Interest basis spread	2.00%
Interest rate	8.25%
Debt instrument principal amount	$ 166,666.67
Debt instrument installment amount	41,666.67
Exchange Health LLC [Member] | Software and contracts [Member]
Proceeds from intangible assets.	792,000
S O S Rx L L C [Member]
Related party transaction amount	325,000
Promissory note issued	500,000
Other commitment	$ 400,000
S O S Rx L L C [Member]
Equity method investment, ownership percentage	51.00%
Exchange Health LLC [Member]
Equity method investment, ownership percentage	49.00%